RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - Related Party Loans - USD ($)		9 Months Ended	12 Months Ended
	Mar. 26, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 300,000
Working Capital Loans		$ 0	$ 135,000	$ 597,500
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Price of warrant	$ 1.00		$ 1.00
Working capital loans convertible into warrants	$ 1,500,000		$ 1,500,000